Taxation	12 Months Ended
Dec. 31, 2017
TAXATION [Abstract]
Taxation

17.           TAXATION

a.                                      PRC Value-added Tax

The Company’s subsidiaries and VIEs in China are subject to VAT.

The Sogou Group’s revenues are subject to VAT at a rate of 6% or 17% for the years ended December 31, 2015, 2016 and 2017.

b.                                      Income Taxes

Cayman Islands

Under the current laws of Cayman Islands, the Company is not subject to tax on income or capital gains. In addition, upon any payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Under the current laws of British Virgin Islands, Sogou BVI is not subject to tax on income or capital gains.

Hong Kong

The Company’s subsidiaries in Hong Kong are subject to income tax at a rate of 16.5% for the years ended December 31, 2015, 2016 and 2017. Hong Kong does not impose a withholding tax on dividends.

PRC

The PRC Corporate Income Tax Law (the “CIT Law”) generally applies an income tax rate of 25% to all enterprises, but grants preferential tax treatment to qualified “High and New Technology Enterprises” (“HNTEs”), Software Enterprises, and “Key National Software Enterprises” (“KNSEs”).

Entities Qualified as HNTEs

HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. During this three-year period, an HNTE must conduct a qualification self-review each year to ensure it meets the HNTE criteria and is eligible for the 15% preferential tax rate for that year. If an HNTE fails to meet the criteria for qualification as an HNTE in any year, the enterprise cannot enjoy the 15% preferential tax rate in that year, and must instead use the regular 25% CIT rate.

Sogou Technology qualified as an HNTE for the three years ended December 31, 2017, 2018, and 2019, and will need to re-apply for HNTE qualification in 2020. Sogou Information qualified as an HNTE for the three years ended December 31, 2015, 2016, and 2017, and will need to re-apply for HNTE qualification in 2018. Sogou Network was qualified as an HNTE for the years ended December 31, 2016 and 2017, is qualified for the year ending December 31, 2018, and will need to re-apply for HNTE qualification in 2019.

Entities Qualified as Software Enterprises and KNSEs

The CIT Law and its implementing regulations provide that a “Software Enterprise” is entitled to an income tax exemption for two years beginning with its first profitable year and a 50% reduction to a rate of 12.5% for the subsequent three years. An entity that qualifies as a KNSE is entitled to a further reduced preferential income tax rate of 10%. Enterprises wishing to enjoy the status of a Software Enterprise or a KNSE must perform a self-assessment each year to ensure they meet the criteria for qualification and file required supporting documents with the tax authorities before using the preferential CIT rates. These enterprises will be subject to the tax authorities’ assessment each year as to whether they are entitled to use the relevant preferential CIT treatments. If at any time during the preferential tax treatment years an enterprise uses the preferential CIT rates but the relevant authorities determine that it fails to meet applicable criteria for qualification, the relevant authorities may revoke the enterprise’s Software Enterprise/KNSE status.

Sogou Technology performed a self-assessment and filed required supporting documents in 2016 for KNSE status for 2015. Sogou Technology was qualified as a KNSE after the relevant government authorities’ assessment in 2016 and was entitled to a preferential income tax rate of 10% for 2015. As a result, a reversal of income tax of US$3,857 for the preferential income tax rate was recorded in the consolidated statements of comprehensive income for the year ended December 31, 2016. The same process was followed in 2017 by Sogou Technology for its preferential income tax treatment as a KNSE for 2016 and a reversal of income tax of US$1,467 for the preferential income tax rate was recorded in the consolidated statements of comprehensive income for the year ended December 31, 2017.

Sogou Network performed a self-assessment and filed required supporting documents in 2016 for Software Enterprise status for 2015. Sogou Network was qualified as a Software Enterprise after the relevant government authorities’ assessment in 2016 and was entitled to a preferential income tax rate of 12.5% for 2015. As a result, a reversal of income tax of US$2,569 for the preferential income tax rate was recorded in the consolidated statements of comprehensive income for the year ended December 31, 2016.

PRC Withholding Tax on Dividends

Under the CIT Law and its implementation rules, the profits of a foreign-invested enterprise arising in 2008 and thereafter that are distributed to its immediate holding company outside the PRC are subject to withholding tax at a rate of 10%. A lower withholding tax rate will be applied if there is a beneficial tax treaty between the PRC and the jurisdiction of the foreign holding company. A holding company in Hong Kong, for example, will be eligible, with approval of the PRC local tax authority, to be subject to a 5% withholding tax rate under the Arrangement Between the PRC and the Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion with Respect to Taxes on Income and Capital if such holding company is considered to be a non-PRC resident enterprise and holds at least 25% of the equity interests in the PRC foreign-invested enterprise distributing the dividends. However, if the Hong Kong holding company is not considered to be the beneficial owner of such dividends under applicable PRC tax regulations, such dividend will remain subject to withholding tax at a rate of 10%.

The Company does not intend to have any of its subsidiaries located in PRC distribute any undistributed profits of such subsidiaries in the foreseeable future, but rather expects that such profits will be reinvested by such subsidiaries for their PRC operations. Accordingly, no withholding tax was recorded as of December 31, 2017.

Composition of Income Tax Expense

All income tax expense for the years ended December 31, 2015, 2016 and 2017 was PRC corporate income tax for PRC entities. The current and deferred portions of income tax expense included in the consolidated statements of comprehensive income are as follows:

	For the Year Ended December 31,
	2015	2016	2017
Income from PRC entities	$120,700	$64,885	$126,104
Loss from non-PRC entities	(11,771)	(8,746)	(29,482)
Income before income tax expenses	108,929	56,139	96,622
Current income tax expense	17,209	3,118	18,382
Deferred tax benefit	(7,779)	(3,091)	(3,960)
Income tax expense	$9,430	$27	$14,422

Effective Tax Rate

Reconciliation of the PRC CIT tax rate of 25% to the Sogou Group’s effective tax rate for the years of 2015, 2016 and 2017 is as follows:

	For the Year Ended December 31,
	2015	2016	2017
PRC statutory tax rate	25.0%	25.0%	25.0%
Tax differential from statutory rate in other jurisdictions	2.7%	5.2%	6.8%
Effect of tax holidays(1)	(8.6)%	(17.2)%	(14.4)%
Permanent book-tax differences(2)	(9.0)%	(15.1)%	(7.5)%
Changes in deferred tax asset allowance	(1.4)%	2.1%	5.0%
Effective income tax rate	8.7%	—	14.9%

(1)                                     The income tax reversals resulting from the preferential income tax rates that Sogou Technology was entitled to as a 2015 and 2016 KNSE and that Sogou Network was entitled to as a 2015 Software Enterprise are included in the “Effect of tax holidays” in the table above.

(2)                                     The permanent book-tax differences mainly consisted of R&D expenses super deductions.

The combined effects of the income tax expense exemptions and reductions available to the Sogou Group are as follows:

	For the year ended December 31,
	2015	2016	2017
Tax holiday effect	$9,368	$9,656	$13,914
Basic income per share	$0.04	$0.04	$0.05

c.                                       Deferred Tax

As of December 31, 2016 and 2017, the significant temporary differences between the tax and financial statement bases of assets and liabilities that gave rise to deferred tax balances were principally related to the following:

	As of December 31,
	2016	2017
Deferred tax assets:
Net operating loss carry forwards	$5,211	$9,540
Temporary non-deductible advertising cost carried forward	378	821
Accrued expenses	14,597	22,320
Accrued payroll expense	3,426	2,139
Others	—	118
Total deferred tax assets	23,612	34,938
Deferred tax liabilities:
Depreciation of fixed assets	(1,983)	(3,780)
Total deferred tax liabilities	(1,983)	(3,780)
Less: Valuation allowance	(11,317)	(16,152)
Deferred tax assets, net	$10,312	$15,006

As of December 31, 2016 and 2017, the Sogou Group made a valuation allowance against its deferred tax assets to the extent that such deferred tax assets were not expected to be realized by each individual entity within the Sogou Group. The Sogou Group evaluated a variety of factors in determining the amount of the valuation allowance, including each individual entity’s operating history and financial forecast.

As of December 31, 2017, the Sogou Group had net operating losses from PRC entities of approximately US$55,064 available to offset against future net profit for income tax purposes. The Sogou Group anticipated that it was more likely than not that these net operating losses would not be utilized based on its estimate of the operating performance of these PRC entities. Therefore, US$9,540 in deferred tax assets generated from net operating losses were offset by a valuation allowance. These net operating losses are expected to expire during periods between December 31, 2019 and December 31, 2023.

The following table sets forth the movement of the valuation allowance for net deferred tax assets for the periods presented:

	For the Year Ended December 31,
	2015	2016	2017
Beginning balance	$17,045	$13,387	$11,317
Additions	2,448	3,021	4,817
Reversals	(5,123)	(4,235)	(680)
Foreign currency translation adjustment	(983)	(856)	698
Ending balance	$13,387	$11,317	$16,152